Discontinued Operations - Summary of Discontinued Operations (Statements of Financial Position) (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 33,564,857	$ 28,499,449	$ 4,577,747	$ 13,985,477
Trade and other receivables	64,360	200,212
Research and development incentives receivable	6,719,761	928,073
Other assets	1,461,268	863,630
Non-current assets
Property, plant and equipment	5,172	8,227
Right-to-use asset - rented property	669,358	862,716
Other intangible assets	9,838,274	9,945,755
Current liabilities
Trade and other payables	(2,786,280)	(1,814,390)
Lease liability - rented property	(160,040)	(174,218)	(767,711)
Provisions	(409,320)	(371,936)
Non-current liabilities
Lease liability - rented property	(533,583)	(693,623)	(25,437)
Deferred tax liabilities	(1,798,625)	(1,842,303)
Net assets disposed of	$ 65,310,172	$ 54,263,445
Discontinued Operations
Current assets
Cash and cash equivalents			800,849
Trade and other receivables			1,047,259
Research and development incentives receivable			770,054
Inventories			692,832
Other assets			85,115
Non-current assets
Property, plant and equipment			2,006,977
Right-to-use asset - rented property			1,424,365
Other intangible assets			574
Current liabilities
Trade and other payables			(2,312,900)
Lease liability - rented property			(161,723)
Provisions			(446,148)
Other liabilities			(204,860)
Non-current liabilities
Other payables			(816,663)
Lease liability - rented property			(1,278,599)
Deferred tax liabilities			(514,962)
Net assets disposed of			$ 1,092,170